Segment reporting	3 Months Ended
Mar. 31, 2024
Segment reporting
Segment reporting

5. Segment reporting

The Group’s Executive Committee, identified as the chief operating decision maker (“CODM”), reviews and evaluates the Group’s performance from a business perspective according to how the geographical locations are managed. Regional and operating company management are responsible for managing performance, underlying risks, and effectiveness of operations. Regions are broadly based on a scale and geographic basis because the Group’s risks and rates of return are affected predominantly by the fact that the Group operates in different geographical areas.

The Executive Committee reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified four reportable and operating segments:

●	Nigeria;
●	SSA, which comprises operations in Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia;
●	Latam, which comprises operations in Brazil, Colombia and Peru; and
●	MENA, which comprises operations in Kuwait and Egypt. Although full operations in Egypt have not commenced, the business has incurred some costs.

All operating segments are engaged in the business of leasing tower space for communication equipment and capacity leasing and services on fixed broadband networks to MNOs and other customers (internet service providers, security functions or private corporations) and provide managed services in limited situations, such as maintenance, operations and leasing services, for certain towers owned by third parties within their respective geographic areas. However, they are managed and grouped within the four operating segments, which are primarily distinguished by reference to the scale of operations, to the similarity of their future prospects and long-term financial performance (i.e. margins and geographic basis).

The CODM primarily uses a measure of Adjusted EBITDA (defined as income/(loss) for the period before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of withholding tax receivables, business combination transaction costs, impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent on the decommissioning of sites, reversal of provision for decommissioning costs, net (income)/loss on sale of assets, share-based payment (credit)/expense, insurance claims and certain other items that management believes are not indicative of the core performance of our business). The most directly comparable IFRS measure to Adjusted EBITDA is our income/(loss) for the period. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and therefore are not allocated to operating segments. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share-based payment and any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information for the three months ended March 31, 2024, is as follows:

2024	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	227,734	131,315	47,773	10,922	417,744
Segment Adjusted EBITDA	102,869	69,652	33,845	6,072	212,438

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA					212,438
Finance costs (note 10)					(1,563,028)
Impairment of goodwill (note 7)					(87,894)
Depreciation and amortization (note 6 and 7)					(87,566)
Impairment of withholding tax receivables (note 7)					(8,216)
Share‑based payment expense (note 7)					(3,181)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)					(3,060)
Other costs(a)					(2,485)
Business combination costs (note 7)					(232)
Insurance claims					10
Net gain on disposal of property, plant and equipment (note 7)					373
Finance income (note 9)					10,806
Unallocated corporate expenses(b)					(27,279)
Loss before income tax					(1,559,314)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	21,113	7,391	44,256	824

Segment assets (at March 31, 2024)	890,799	1,352,030	2,036,385	177,858
Segment liabilities (at March 31, 2024)	394,252	846,260	732,871	105,508
(a)	Other costs for the three months ended March 31, 2024, included one-off consulting fees related to corporate structures and operating systems of $1.9 million and costs related to internal reorganization of $0.5 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Summarized financial information for the three months ended March 31, 2023, is as follows:

2023	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	424,978	122,160	45,649	9,741	602,528
Segment Adjusted EBITDA*	271,879	65,481	31,172	3,666	372,198

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA*					372,198
Finance costs (note 10)*					(179,008)
Depreciation and amortization (note 6 and 7)*					(118,956)
Impairment of withholding tax receivables (note 7)					(11,255)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)					(4,146)
Share‑based payment expense (note 7)					(3,289)
Other costs(a)					(2,175)
Business combination costs (note 7)					(1,459)
Other non-operating income					30
Insurance claims					145
Net gain on disposal of property, plant and equipment (note 7)					734
Finance income (note 9)					6,828
Unallocated corporate expenses(b)					(36,654)
Income before income tax					22,993

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	80,087	27,771	42,926	3,327

Segment assets (at March 31, 2023)*	2,397,464	1,583,787	2,021,888	177,168
Segment liabilities (at March 31, 2023)*	1,044,816	889,326	608,734	110,048

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

(a)	Other costs for the three months ended March 31, 2023, included one off consulting fees related to corporate structures and operating systems of $1.6 million and non-recurring professional fees related to financing of $0.2 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Revenue from two tier one customers represents approximately 10% or more of the Group’s total revenue as follows:

	Three months ended
	March 31,	March 31,
	2024	2023

Customer A	60%	56%
Customer B	16%	17%